Share Class & Ticker	Class A DRLRX	Class C DRLLX	Institutional DRLVX	Summary Prospectus November 14, 2011

Dreman High Opportunity Fund

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including its statement of additional information (SAI) and most recent reports to shareholders, online at www.dreman.com. You can also get this information at no cost by calling 800-247-1014, by emailing a request to rfi@dreman.com, or by asking any financial advisor, bank, or broker-dealer who offers shares of the Fund. This Summary Prospectus incorporates by reference the Fund’s entire prospectus and SAI, each dated February 28, 2011.

Investment Objective	The investment objective of the Dreman High Opportunity Fund (the “High Opportunity Fund”) is total return, comprised of capital appreciation and income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Opportunity Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the High Opportunity Fund. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reduction and Waivers” section on page 75 of the Fund’s prospectus and the “Sales Loads” section on page 37 of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Institutional
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.75%	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of purchase price or current net asset value, whichever is less)	None	1.00%	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.60%	0.60%	0.60%

Distribution (12b-1) Fees	0.25%	1.00%	None

Other Expenses	0.63%	0.64%	0.59%

Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses	1.49%	2.25%	1.20%

Fee Waiver[1]	(0.53)%	(0.54)%	(0.49)%

Total Annual Operating Expenses Net of Fee Waiver	0.96%	1.71%	0.71%

[1]

The Advisor has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as (a) interest expense and (b) dividends on securities sold short), taxes, extraordinary expenses, 12b-1 fees (if applicable), and any indirect expenses (such as fees and expenses of acquired funds), do not exceed 0.70%. The contractual agreement is in effect through February 28, 2012. The expense cap may not be terminated prior to this date except by the Board of Trustees.

Expense Example:

This example is intended to help you compare the cost of investing in the High Opportunity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the High Opportunity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that

Not A Deposit • Not FDIC Insured • May Lose Value • No Bank Guarantee • Not Insured By Any Government Agency

the Fund’s operating expenses remain the same. Although your actual costs may be different, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
High Opportunity Fund
Class A	$667	$970	$1,294	$2,209
Class C
If you do not sell your shares	$174	$651	$1,156	$2,543
If you sell your shares at the end of the period	$274	$651	$1,156	$2,543
Institutional Class	$73	$332	$612	$1,411

Portfolio Turnover

The High Opportunity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example, above, affect the Fund’s performance. During the most recent fiscal year, the High Opportunity Fund’s portfolio turnover rate was 25.35% of the average value of its portfolio.

Principal Investment Strategies

The High Opportunity Fund typically will invest in a diversified portfolio of equity securities of companies that are similar in market capitalization to those listed on the S&P 500® Index. As of December 31, 2010, the market capitalizations of companies included in the S&P 500® Index ranged from $1.6 billion to $364 billion. The size of companies in the Index changes with market conditions and the composition of the Index. The Advisor seeks to find overlooked companies with low price-to-earnings (“P/E”) ratios, solid financial strength, strong management and generous dividend yields, that are selling below their intrinsic value.

Under normal circumstances, the High Opportunity Fund will invest at least 80% of its assets (including borrowings for investment purposes) in common stocks of large capitalization companies that at the time of purchase are similar in market capitalization to those listed on the S&P 500® Index. While the High Opportunity Fund normally will invest in dividend-paying stocks, the Fund also may acquire stocks that do not pay dividends in anticipation of market appreciation or future dividends. The High Opportunity Fund may invest up to 20% of its assets in foreign securities, including American Depository Receipts (“ADRs”) or Global Depository Receipts (“GDRs”) that are traded on U.S. markets. The High Opportunity Fund also may invest in preferred stocks, convertible securities, such as convertible preferred stock or convertible debt securities, and warrants. The High Opportunity Fund may purchase S&P 500® Index futures on a temporary basis in lieu of investing in equity securities. The High Opportunity Fund also may purchase or sell (write) options on stocks and index futures. Portfolio management generally may use futures contracts, which are a type of derivative (contracts whose value is based on, for example, indices, currencies or securities), as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The Fund may also use various types of derivatives (i) for hedging purposes; (ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions. The High Opportunity Fund intends to remain substantially invested in equity securities. However, the High Opportunity Fund may invest up to 20% of its assets in investment-grade fixed income securities of any maturity if the Advisor believes that a company’s fixed income securities offer more potential for long-term total return with less risk than an investment in its equity securities.

Principal Risks

There are several risk factors that could hurt the fund’s performance, cause you to lose money or cause the fund’s performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. All investments involve risks, and the High Opportunity Fund cannot guarantee that it will achieve its investment objective. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and your shares at redemption may be worth less than your initial investment. Below are some of the specific risks of investing in the High Opportunity Fund.

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Equity Risk. The prices of stocks can rise or fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The High Opportunity Fund’s investments may decline in value if the stock markets perform poorly. There is also a risk that the High Opportunity Fund’s investments will underperform the securities markets generally.

•

Value Risk. The market may not agree with the Advisor’s determination that a security is undervalued, and the security’s price may not increase to what the Advisor believes is its full value. It may even decrease in value. Undervalued stocks tend to be inexpensive relative to their earnings or assets compared to other types of stock. However, these stocks can continue to be inexpensive for long periods of time and may not realize their full economic value.

•

Management Risk. The Advisor’s value-oriented approach may fail to produce the intended results. If the Advisor’s perception of the value of a company is not realized in the expected time frame, the High Opportunity Fund’s overall performance may suffer.

•

Large Cap Risk. Large capitalization companies tend to be less volatile than companies with smaller market capitalization. The High Opportunity Fund’s share price may not rise as much as share prices of funds that focus on smaller capitalization companies.

•

Foreign Risk. Securities of foreign companies may experience more rapid and extreme changes in value than securities of U.S. companies because a limited number of companies represent a small number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the High Opportunity Fund’s investments in a foreign country. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Securities of foreign companies may be denominated in foreign currencies. Exchange rate fluctuations may reduce or eliminate gains or create losses.

•

Derivatives Risk. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the Fund’s exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the Fund. The use of derivatives by the Fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The specific risks of trading in future contracts are that the low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security or contract can produce a disproportionately larger profit or loss. There is no assurance that a liquid secondary market will exist for futures contracts purchased or sold, and the Fund may be required to maintain a position until exercise or expiration, which could result in losses.

•	Sector Risk. To the extent that the High Opportunity Fund focuses in one or more sectors, factors affecting those sectors could affect High Opportunity Fund performance.

•

Fixed Income Securities Risks. The issuer of a fixed income security may not be able to make interest and principal payments when due. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return. As nominal interest rates rise, the value of fixed income securities held by the High Opportunity Fund is likely to decrease. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. “Nominal interest rate” is the stated interest rate without any adjustment for inflation.

Performance

The bar chart and performance table below show the variability of the High Opportunity Fund’s returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the High Opportunity Fund’s returns from year to year as represented by the performance of Institutional Class shares, which, prior to June 1, 2009, were designated as Retail Class shares. The performance table shows how the High Opportunity Fund’s average annual total returns compare over time to a broad-based securities market index. The High Opportunity Fund began operations on November 4, 2003 as a separate series (the “Predecessor High Opportunity Fund”) of Unified Series Trust. On January 22, 2008, the Predecessor High Opportunity Fund was reorganized as a new series of the Trust. The performance shown below includes performance for the Predecessor High Opportunity Fund. Total return would have been lower had certain fees and expenses not been waived and/or reimbursed. Keep in mind that past performance (before and after taxes) may not indicate how well the High Opportunity Fund will perform in the future. Institutional shares were sold without a sales charge, and the performance results would have been lower otherwise.

Year-by-Year Annual Total Return of the High Opportunity Fund — Institutional Class (for the periods ended December 31st)	Highest/Lowest quarterly results during this time period were:
	Best Quarter Worst Quarter	Q3 2009 Q4 2008	22.98 (23.64	% )%

Average Annual Total Returns

(for the periods ended December 31, 2010)

	1 Year	5 Years	Since Inception[1]
High Opportunity Fund
Institutional Class Return Before Taxes	15.55%	(0.76)%	3.25%
Institutional Class Return After Taxes on Distributions	14.59%	(1.62)%	2.41%
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares	9.36%	(0.91)%	2.51%
Class A Return Before Taxes	15.30%	N/A	15.78%
Class C Return Before Taxes	14.47%	N/A	14.95%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.09%	2.29%	4.59%

[1]

Institutional Class shares commenced operations on November 4, 2003 as Retail Class shares. Retail class shares converted to Institutional Class shares on June 1, 2009. Class A and Class C shares commenced operations on November 20, 2009.

After-tax returns are shown for the Institutional Class only. After-tax returns for Class A and Class C will vary. After-tax returns are calculated using the historical highest individual federal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance data current to the most recent month end may be obtained by calling (800)-247-1014.

Portfolio Management

Investment Advisor — Dreman Value Management, LLC

Portfolio Managers — The following portfolio managers are jointly responsible for the day-to-day management of the Fund, with Mr. David Dreman having ultimate authority with respect to the Fund’s investment decisions.

•	David N. Dreman; Chairman of the Advisor; Lead Portfolio Manager of the Fund since inception in 2003

•	E. Clifton Hoover, Jr. CFA; Managing Director and Chief Investment Officer of the Advisor; Portfolio Manager of the Fund since 2006

•	Jason Altman, CFA; Vice President and Senior Securities Analyst of the Advisor; Portfolio Manager of the Fund since 2010

•	Mark Roach; Managing Director of the Advisor; Portfolio Manager of the Fund since 2010.

Buying and Selling Fund Shares

Minimum Initial Investment	To Place Orders
Class A: $2,500 Class C: $2,500 Institutional: $100,000 Minimum Additional Investment $1,000 for all share classes	By Mail: Dreman Contrarian Funds c/o: Huntington Asset Services, Inc. P.O. Box 6110 Indianapolis, IN 46206 By Phone: (800) 247-1014

You can purchase shares of the Fund through broker-dealers or directly through the Fund’s transfer agent. You may sell (redeem) your shares on any day the New York Stock Exchange is open, either directly through the Fund’s Transfer Agent by calling (800) 247-1014, or through your broker-dealer or financial intermediary. You may also redeem shares by submitting a written request to the address above.

Tax Information

The High Opportunity Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred account, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan. Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase High Opportunity Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the High Opportunity Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Dreman Contrarian Funds

c/o: Huntington Asset Services, Inc.

P.O. Box 6110

Indianapolis, IN 46206